Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of accounts payable – related parties
	Relationship	December 31, 2021	December 31, 2020

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	$-	$353,665
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company	1,665	875,716
Total		$1,665	$1,229,381

Schedule of other payables – related parties
	Relationship	December 31, 2021	December 31, 2020

HKFAEx Group Limited	100% owned by Mun Wah Wan	$-	$4,514
Mun Wah Wan	Chairman of the board of directors of the Company	-	2,798
Total		$-	$7,312

Schedule of net revenues – related parties
	Relationship	Nature	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Nanjing Culture and Artwork Property Exchange Co., Ltd. (“Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.64% shares of the Company	Technological service fee revenue	$38,959	$41,571
Jinling Cultural Property Rights Exchange Co., Ltd. (“Jinling Cultural”)	Owned by our 11.64% beneficial shareholder, Huajun Gao	Technological service fee revenue	22,519	21,042
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	21,821	20,390
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Owned by Huajun Gao and Aimin Kong, each a 11.64% beneficial shareholder of the Company	Technological service fee revenue	17,813	-
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Technological service fee revenue	132,045	130,169
Total			$233,157	$213,172

Schedule of cost of revenues – related party
	Relationship	Nature	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$730,006	$1,734,761

Schedule of selling and marketing expenses – related party
	Relationship	Nature	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Online advertising expenses	$359,967	$1,762,652